Income and Expenses - Summary of Contract Liabilities and Unearned Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Total contract liabilities and unearned revenues	₱ 8,483	₱ 7,182	₱ 8,541
Contract liabilities:
Noncurrent	13	58
Current	44	87
Noncurrent	591	474
Current	7,835	6,563
Unearned revenues from prepaid contracts [member]
Offsetting Liabilities [Line Items]
Unearned revenues from prepaid contracts	5,454	4,059
Advance Monthly Service Fees
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	1,777	2,386
Short-term advances for installatin services [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	726	558
Leased facilities [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	469	34
Long-term advances from equipment [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	₱ 57	₱ 145